Income Taxes - Schedule of Difference Between Actual Income Tax Expense and Amount Computed by Applying PRC Statutory Income Tax Rate to Earnings before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings (loss) before income taxes
Computed "expected" income tax expenses (benefit)	¥ (13,628,904)		¥ (9,487,423)	¥ (27,713,394)
Increase in valuation allowance	6,084,383		10,531,372	11,770,037
Entities not subject to income tax	1,429,868		1,691,406	3,445,048
Non-deductible expenses
Entertainment	192,298		280,436	226,312
Share-based compensation	364,939		259,993	444,196
Other non-deductible expenses	1,625,037		3,927,212	1,634,539
Additional deduction of research and development costs			(120,598)	(288,502)
Other	(411,805)		(236,436)	212,928
Total income tax benefit	(5,921,384)	$ (858,520)	(1,539,577)	¥ (10,268,836)
Muhua Shangce
Non-deductible expenses
Disposal of equity interests in subsidiaries	¥ (1,577,200)		¥ (8,385,539)